Fair Value (Fair Value of Financial Instruments) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Carrying Amount [Member]
Available-for-sale securities		$ 2.8	$ 2.7
Debt maturing within one year	[1]	(55.2)	(121.7)
Long-term debt	[1]	(2,150.5)	(2,417.1)
Foreign exchange forward contracts		0.1	(4.3)
Fair Value [Member]
Available-for-sale securities		2.8	2.7
Debt maturing within one year		(55.2)	(121.7)
Long-term debt		(1,622.7)	(2,207.2)
Foreign exchange forward contracts		$ 0.1	$ (4.3)

[1]	(1) The carrying value of debt maturing within one year and long-term debt includes any related discount or premium and unamortized deferred gains on terminated interest-rate swap agreements, as applicable.